UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21625

Intrepid Capital Management Funds Trust
(Exact name of registrant as specified in charter)

1400 Marsh Landing Parkway, Suite 106

Jacksonville Beach, FL 32250
(Address of principal executive offices) (Zip code)

Mark F. Travis

1400 Marsh Landing Parkway, Suite 106

Jacksonville Beach FL 32250
(Name and address of agent for service)

1-904-246-3433

Registrant’s telephone number, including area code

Date of fiscal year end: 9/30/2024

Date of reporting period: 9/30/2024

Item 1. Reports to Stockholders.

(a)

Intrepid Capital Fund
Investor Class | ICMBX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Intrepid Capital Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://intrepidcapitalfunds.com/resources/fund-documents/. You can also request this information by contacting us at 1-866-996-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$148	1.36%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2024, the Intrepid Capital Fund (ICMBX) underperformed its primary benchmark, the Bloomberg Barclays Combined Index. This underperformance was largely due to the Fund’s limited exposure to the “Magnificent Seven” stocks within the S&P 500, which significantly outperformed the broader market during this period. Additionally, certain individual equity holdings faced challenges that adversely affected performance. Conversely, the Fund’s strategic allocation to debt instruments contributed positively, with specific fixed-income positions delivering strong returns. Notably, the Fund’s emphasis on founder-led companies provided a competitive edge, as these firms often exhibit strong leadership and a vested interest in long-term success. The management team remains committed to its disciplined investment approach, focusing on undervalued opportunities across both equity and debt markets to achieve long-term capital appreciation and high current income for investors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class (without sales charge)	18.26	7.08	3.88
S&P 500 TR	36.35	15.98	13.38
Intrepid BBC 1-5YR Combined	24.47	10.37	8.88
Visit https://intrepidcapitalfunds.com/resources/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Intrepid Capital Fund	PAGE 1	TSR-AR-461195208

KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$47,415,993
Number of Holdings	48
Net Advisory Fee Paid	$192,827
Portfolio Turnover	33%
Visit https://intrepidcapitalfunds.com/resources/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Issuers	(%)
Berkshire Hathaway, Inc.	4.5%
TJX Cos., Inc.	4.3%
Garmin Ltd.	4.0%
Jefferies Financial Group, Inc.	4.0%
Copart, Inc.	3.9%
Alphabet, Inc.	3.8%
FRP Holdings, Inc.	3.7%
Watsco, Inc.	3.7%
Liberty Media Corp.	3.6%
Take-Two Interactive Software, Inc.	3.2%

Top Sectors	(%)
Consumer Discretionary	23.0%
Financials	15.5%
Communication Services	15.3%
Industrials	12.4%
Real Estate	6.2%
Consumer Staples	5.7%
Information Technology	4.2%
Health Care	3.1%
Communications	2.0%
Cash & Other	12.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://intrepidcapitalfunds.com/resources/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Intrepid Capital Management Inc. documents not be householded, please contact Intrepid Capital Management Inc. at 1-866-996-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Intrepid Capital Management Inc. or your financial intermediary.
Intrepid Capital Fund	PAGE 2	TSR-AR-461195208

Intrepid Capital Fund
Institutional Class | ICMVX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Intrepid Capital Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://intrepidcapitalfunds.com/resources/fund-documents/. You can also request this information by contacting us at 1-866-996-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$125	1.15%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2024, the Intrepid Capital Fund (ICMBX) underperformed its primary benchmark, the Bloomberg Barclays Combined Index. This underperformance was largely due to the Fund’s limited exposure to the “Magnificent Seven” stocks within the S&P 500, which significantly outperformed the broader market during this period. Additionally, certain individual equity holdings faced challenges that adversely affected performance. Conversely, the Fund’s strategic allocation to debt instruments contributed positively, with specific fixed-income positions delivering strong returns. Notably, the Fund’s emphasis on founder-led companies provided a competitive edge, as these firms often exhibit strong leadership and a vested interest in long-term success. The management team remains committed to its disciplined investment approach, focusing on undervalued opportunities across both equity and debt markets to achieve long-term capital appreciation and high current income for investors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	18.52	7.31	4.13
S&P 500 TR	36.35	15.98	13.38
Intrepid BBC 1-5YR Combined	24.47	10.37	8.88
Visit https://intrepidcapitalfunds.com/resources/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Intrepid Capital Fund	PAGE 1	TSR-AR-461195604

KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$47,415,993
Number of Holdings	48
Net Advisory Fee Paid	$192,827
Portfolio Turnover	33%
Visit https://intrepidcapitalfunds.com/resources/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Issuers	(%)
Berkshire Hathaway, Inc.	4.5%
TJX Cos., Inc.	4.3%
Garmin Ltd.	4.0%
Jefferies Financial Group, Inc.	4.0%
Copart, Inc.	3.9%
Alphabet, Inc.	3.8%
FRP Holdings, Inc.	3.7%
Watsco, Inc.	3.7%
Liberty Media Corp.	3.6%
Take-Two Interactive Software, Inc.	3.2%

Top Sectors	(%)
Consumer Discretionary	23.0%
Financials	15.5%
Communication Services	15.3%
Industrials	12.4%
Real Estate	6.2%
Consumer Staples	5.7%
Information Technology	4.2%
Health Care	3.1%
Communications	2.0%
Cash & Other	12.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://intrepidcapitalfunds.com/resources/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Intrepid Capital Management Inc. documents not be householded, please contact Intrepid Capital Management Inc. at 1-866-996-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Intrepid Capital Management Inc. or your financial intermediary.
Intrepid Capital Fund	PAGE 2	TSR-AR-461195604

Intrepid Small Cap Fund
Investor Class | ICMAX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Intrepid Small Cap Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://intrepidcapitalfunds.com/resources/fund-documents/. You can also request this information by contacting us at 1-866-996-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$141	1.35%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2024,  the Intrepid Small Cap Fund (ICMAX) underperformed its primary benchmark, the Morningstar Small Cap Index. This underperformance was largely attributed to specific holdings that faced challenges such as disappointing earnings reports and unforeseen adverse events. The Fund’s high active share, reflecting its concentrated portfolio and divergence from the benchmark, contributed to increased tracking error during this period. Despite these setbacks, the Fund maintained its disciplined investment approach, focusing on high-quality small-cap companies with strong balance sheets and sustainable competitive advantages. The management team remains committed to identifying undervalued opportunities and believes that the Fund’s long-term philosophy will continue to generate strong risk-adjusted returns.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class (without sales charge)	8.97	4.07	1.92
Morningstar US Small Cap TR USD	26.04	9.82	8.76
Visit https://intrepidcapitalfunds.com/resources/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Intrepid Small Cap Fund	PAGE 1	TSR-AR-461195109

KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$39,114,832
Number of Holdings	26
Net Advisory Fee Paid	$167,705
Portfolio Turnover	20%
Visit https://intrepidcapitalfunds.com/resources/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Issuers	(%)
FRP Holdings, Inc.	7.1%
iShares Gold Trust	5.7%
Fabrinet	5.6%
Jefferies Financial Group, Inc.	5.6%
Franklin Covey Co.	5.0%
Park Aerospace Corp.	4.7%
Valvoline, Inc.	4.4%
IAC, Inc.	4.4%
Becle SAB de CV	4.3%
Chicago Atlantic Real Estate Finance, Inc.	4.3%

Top Sectors	(%)
Industrials	24.8%
Financials	15.5%
Consumer Discretionary	14.0%
Consumer Staples	9.9%
Information Technology	9.5%
Real Estate	7.1%
Communication Services	4.4%
Energy	3.0%
Cash & Other	11.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://intrepidcapitalfunds.com/resources/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Intrepid Capital Management Inc. documents not be householded, please contact Intrepid Capital Management Inc. at 1-866-996-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Intrepid Capital Management Inc. or your financial intermediary.
Intrepid Small Cap Fund	PAGE 2	TSR-AR-461195109

Intrepid Small Cap Fund
Institutional Class | ICMZX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Intrepid Small Cap Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://intrepidcapitalfunds.com/resources/fund-documents/. You can also request this information by contacting us at 1-866-996-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$121	1.15%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2024,  the Intrepid Small Cap Fund (ICMAX) underperformed its primary benchmark, the Morningstar Small Cap Index. This underperformance was largely attributed to specific holdings that faced challenges such as disappointing earnings reports and unforeseen adverse events. The Fund’s high active share, reflecting its concentrated portfolio and divergence from the benchmark, contributed to increased tracking error during this period. Despite these setbacks, the Fund maintained its disciplined investment approach, focusing on high-quality small-cap companies with strong balance sheets and sustainable competitive advantages. The management team remains committed to identifying undervalued opportunities and believes that the Fund’s long-term philosophy will continue to generate strong risk-adjusted returns.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	9.13	4.25	2.14
Morningstar US Small Cap TR USD	26.04	9.82	8.76
Visit https://intrepidcapitalfunds.com/resources/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Intrepid Small Cap Fund	PAGE 1	TSR-AR-461195505

KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$39,114,832
Number of Holdings	26
Net Advisory Fee Paid	$167,705
Portfolio Turnover	20%
Visit https://intrepidcapitalfunds.com/resources/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Issuers	(%)
FRP Holdings, Inc.	7.1%
iShares Gold Trust	5.7%
Fabrinet	5.6%
Jefferies Financial Group, Inc.	5.6%
Franklin Covey Co.	5.0%
Park Aerospace Corp.	4.7%
Valvoline, Inc.	4.4%
IAC, Inc.	4.4%
Becle SAB de CV	4.3%
Chicago Atlantic Real Estate Finance, Inc.	4.3%

Top Sectors	(%)
Industrials	24.8%
Financials	15.5%
Consumer Discretionary	14.0%
Consumer Staples	9.9%
Information Technology	9.5%
Real Estate	7.1%
Communication Services	4.4%
Energy	3.0%
Cash & Other	11.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://intrepidcapitalfunds.com/resources/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Intrepid Capital Management Inc. documents not be householded, please contact Intrepid Capital Management Inc. at 1-866-996-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Intrepid Capital Management Inc. or your financial intermediary.
Intrepid Small Cap Fund	PAGE 2	TSR-AR-461195505

Intrepid Income Fund
Institutional Class | ICMUX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Intrepid Income Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://intrepidcapitalfunds.com/resources/fund-documents/. You can also request this information by contacting us at 1-866-996-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$103	0.97%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2024, (ICMUX) outperformed its primary benchmark, the Bloomberg Barclays US Gov/Credit 1-5 Year Total Return Index. This outperformance was primarily driven by the Fund’s strategic focus on short-duration, higher-yielding corporate debt securities, which mitigated interest rate sensitivity and capitalized on attractive risk-adjusted returns. The Fund’s conservative, macro-agnostic approach emphasizes disciplined short-to-medium term assessments of issuer cash flows and loan-to-value ratios, allowing it to effectively navigate various economic scenarios. By maintaining a high active share and targeting less trafficked areas of the high-yield market, the Fund identified opportunities with favorable risk/reward profiles, particularly in small-cap issues where inefficiencies are more prevalent. The Fund’s allocation to levered loans, which we believe can have better investor protections, further enhanced credit quality and provided additional downside protection. This strategic positioning enabled the Fund to cushion downside risk during periods of market stress, contributing to its long-term track record of reduced volatility and shallower drawdowns compared to credit indices. Overall, the Fund’s disciplined credit research and flexible mandate have been instrumental in delivering high current income and capital appreciation for investors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	13.47	7.14	4.72
Bloomberg US Aggregate Bond Index	11.57	0.33	1.84
Bloomberg 1-5 Year Government/Credit Index	8.10	1.54	1.77
Visit https://intrepidcapitalfunds.com/resources/fund-documents/ for more recent performance information.
Intrepid Income Fund	PAGE 1	TSR-AR-461195703

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$756,298,306
Number of Holdings	91
Net Advisory Fee Paid	$3,720,087
Portfolio Turnover	99%
Effective Duration	2.34%
Visit https://intrepidcapitalfunds.com/resources/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Issuers	(%)
Diversified Healthcare Trust	3.9%
Turning Point Brands, Inc.	3.6%
KeHE Distributors LLC	3.0%
Skillz, Inc.	3.0%
PRA Group, Inc.	2.8%
ANGI Group LLC	2.8%
Vector Group Ltd.	2.7%
Walgreens Boots Alliance, Inc.	2.7%
Brinker International, Inc.	2.7%
Rithm Capital Corp.	2.6%

Top Sectors	(%)
Consumer Staples	17.5%
Consumer Discretionary	16.5%
Financials	13.7%
Energy	8.4%
Materials	6.2%
Communication Services	6.1%
Communications	4.3%
Information Technology	4.0%
Industrials	3.9%
Cash & Other	19.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://intrepidcapitalfunds.com/resources/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Intrepid Capital Management Inc. documents not be householded, please contact Intrepid Capital Management Inc. at 1-866-996-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Intrepid Capital Management Inc. or your financial intermediary.
Intrepid Income Fund	PAGE 2	TSR-AR-461195703

(b)	Not applicable

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

Incorporated by reference to the registrant’s December 5, 2008 N-CSR filing.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2024	FYE 9/30/2023
(a) Audit Fees	$130,530	$126,720
(b) Audit-Related Fees
(c) Tax Fees	$16,125	$15,660
(d) All Other Fees

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Deloitte & Touche applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2024	FYE 9/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 9/30/2024	FYE 9/30/2023
Registrant	$16,125	$15,660
Registrant’s Investment Adviser	$21,525	$10,080

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.
(b)	Not Applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Intrepid Funds
Intrepid Capital Fund
Intrepid Small Cap Fund
Intrepid Income Fund
Annual Financial Statements
and Other Information
September 30, 2024

Intrepid Capital Fund
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 72.1%
Capital Goods - 6.7%
Acuity Brands, Inc.	5,286	$1,455,712
Watsco, Inc.	3,521	1,731,909
		3,187,621
Commercial & Professional Services - 6.3%
Atento SA(a)(b)	96,558,308	434,513
Copart, Inc.(b)	34,852	1,826,245
WNS Holdings Ltd.(b)	13,857	730,402
		2,991,160
Consumer Discretionary Distribution & Retail - 4.3%
TJX Cos., Inc.	17,307	2,034,265
Consumer Durables & Apparel - 10.7%
Garmin Ltd.	10,898	1,918,375
Levi Strauss & Co. - Class A	64,156	1,398,601
Polaris, Inc.	9,953	828,487
Skechers USA, Inc. - Class A(b)	13,540	906,097
		5,051,560
Consumer Staples Distribution & Retail - 1.4%
Dollar Tree, Inc.(b)	9,647	678,377
Energy - 1.7%
Civitas Resources, Inc.	15,507	785,740
Financial Services - 10.8%
Berkshire Hathaway, Inc. - Class B(b)	4,615	2,124,100
Jefferies Financial Group, Inc.	30,888	1,901,156
Sprott, Inc.	24,961	1,081,061
		5,106,317
Food, Beverage & Tobacco - 2.0%
Becle SAB de CV	617,272	971,835
Insurance - 4.6%
Markel Group, Inc. (b)	640	1,003,891
W R Berkley Corp.	20,749	1,177,091
		2,180,982
Media & Entertainment - 13.2%
Alphabet, Inc. - Class A	10,924	1,811,745
Liberty Media Corp. - Class A(b)	34,091	1,687,846
Match Group, Inc.(b)	32,730	1,238,503
Take-Two Interactive Software, Inc.(b)	9,872	1,517,425
		6,255,519
Real Estate Management & Development - 6.2%
FRP Holdings, Inc.(b)	58,858	1,757,500
Howard Hughes Holdings, Inc.(b)	14,854	1,150,145
Seaport Entertainment Group, Inc.(b)	1,650	45,243
		2,952,888
Software & Services - 4.2%
Accenture PLC - Class A	2,403	849,413

	Shares	Value
Dropbox, Inc. - Class A(b)	44,233	$1,124,845
		1,974,258
TOTAL COMMON STOCKS (Cost $22,323,067)		34,170,522
	Par
CORPORATE BONDS - 17.9%
Commercial & Professional Services - 2.9%
Atento Luxco 1 SA
20.00% (includes 10.00% Cash and 10.00% PIK), 05/17/2025(a)(c)	$746,784	746,784
20.00% (includes 10.00% Cash and 10.00% PIK), 08/17/2025(a)(c)(d)	459,982	459,982
Cimpress PLC, 7.38%, 09/15/2032(c)	150,000	151,868
		1,358,634
Consumer Discretionary Distribution & Retail - 1.4%
Foot Locker, Inc., 4.00%, 10/01/2029(c)	750,000	654,777
Consumer Durables & Apparel - 2.9%
Vista Outdoor, Inc., 4.50%, 03/15/2029(c)	1,400,000	1,390,880
Consumer Services - 1.1%
Brinker International, Inc., 8.25%, 07/15/2030 (c)	500,000	537,661
Financial Services - 0.1%
Oppenheimer Holdings, Inc., 5.50%, 10/01/2025	66,000	66,183
Food, Beverage & Tobacco - 2.3%
Turning Point Brands, Inc., 5.63%, 02/15/2026(c)	1,064,000	1,065,042
Media & Entertainment - 2.1%
Gray Television, Inc., 5.38%, 11/15/2031(c)	500,000	314,852
Skillz, Inc., 10.25%, 12/15/2026(c)	706,000	665,133
		979,985
Pharmaceuticals, Biotechnology & Life Sciences - 3.1%
Celgene Corp., 3.90%, 02/20/2028	23,000	22,564
Trulieve Cannabis Corp., 8.00%, 10/06/2026	1,500,000	1,461,825
		1,484,389
Telecommunication Services - 2.0%
Cincinnati Bell Telephone Co. LLC, 6.30%, 12/01/2028	1,000,000	950,172
TOTAL CORPORATE BONDS (Cost $7,968,652)		8,487,723

The accompanying notes are an integral part of these financial statements.

1

Intrepid Capital Fund
Schedule of Investments
September 30, 2024(Continued)

	Par	Value
BANK LOANS - 4.7%
Health Care Equipment & Services - 1.4%
Shryne Group, Inc. 17.00% (PRIME + 8.50%) (includes 1.00% PIK), 05/26/2027(e)	$665,227	$659,706
Pharmaceuticals, Biotechnology & Life Sciences - 3.3%
Common Citizen Senior Secured Term Loan, 16.75% (1 mo. PRIME + 6.65%) (includes 4.25% PIK), 12/31/2025(e)	750,000	750,000
Verano Holdings Corp., 15.00%, 10/30/2026	797,855	797,855
		1,547,855
TOTAL BANK LOANS (Cost $2,206,186)		2,207,561
	Shares
PREFERRED STOCKS - 1.7%
Commercial & Professional Services - 1.7%
Atento SA 12.00%,(a)	815,537	815,537
TOTAL PREFERRED STOCKS (Cost $815,537)		815,537
	Contracts
WARRANTS - 0.1%
Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
Cansortium Holdings LLC, Expires 04/29/2025, Exercise Price $1.20(b)	250,000	15,000
Green Thumb Industries, Inc., Expires 10/15/2026, Exercise Price $30.02(b)	7,328	8,244
Total Pharmaceuticals, Biotechnology & Life Sciences		23,244
TOTAL WARRANTS (Cost $0)		23,244
RIGHTS - 0.0%(f)
Real Estate Management & Development - 0.0%(f)
Seaport Entertainment Group, Inc., Expires 10/10/2024, Exercise Price $25.00(b)	1,650	4,867
TOTAL RIGHTS (Cost $4,743)		4,867

	Shares	Value
SHORT-TERM INVESTMENTS - 2.1%
Money Market Funds - 2.1%
Invesco Treasury Portfolio - Class Institutional, 4.79%(g)	984,853	$984,853
TOTAL SHORT-TERM INVESTMENTS (Cost $984,853)		984,853
TOTAL INVESTMENTS - 98.5% (Cost $34,303,038)		$46,694,307
Other Assets in Excess of Liabilities - 1.5%		721,686
TOTAL NET ASSETS - 100.0%		$47,415,993

Percentages are stated as a percent of net assets.
PIK - Payment in Kind
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
(a)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $2,456,816 or 5.2% of net assets as of September 30, 2024.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $5,986,979 or 12.6% of the Fund’s net assets.

(d)	Election was made by debt holders to allow management to defer cash interest payments for the year.
(e)	Variable rate security. The rate listed is as of September 30, 2024. Interest rate is based on reference rate and spread. Interest rate may also be subject to a cap floor.
(f)	Represents less than 0.05% of net assets.
(g)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

2

Intrepid Small Cap Fund
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 81.7%
Capital Goods - 11.9%
Acuity Brands, Inc.	2,636	$ 725,928
Armstrong World Industries, Inc.	9,522	1,251,477
Helios Technologies, Inc.	17,250	822,825
Park Aerospace Corp.	140,745	1,833,907
		4,634,137
Commercial & Professional Services - 12.9%
Conduent, Inc.(a)	349,808	1,409,726
Franklin Covey Co.(a)	48,010	1,974,651
WNS Holdings Ltd.(a)	31,367	1,653,355
		5,037,732
Consumer Discretionary Distribution & Retail - 4.4%
Valvoline, Inc.(a)	41,074	1,718,947
Consumer Durables & Apparel - 9.6%
Carter’s, Inc.	20,266	1,316,885
LGI Homes, Inc. (a)	8,095	959,419
Skechers USA, Inc. - Class A (a)	22,374	1,497,268
		3,773,572
Consumer Staples Distribution & Retail - 3.8%
BJ’s Wholesale Club Holdings, Inc.(a)	18,101	1,492,970
Energy - 3.0%
Civitas Resources, Inc.	22,812	1,155,884
Financial Services - 9.0%
Jefferies Financial Group, Inc.	35,636	2,193,396
Pagseguro Digital Ltd. - Class A(a)	156,164	1,344,572
		3,537,968
Food, Beverage & Tobacco - 6.1%
Becle SAB de CV	1,071,395	1,686,808
Simply Good Foods Co.(a)	20,188	701,937
		2,388,745
Media & Entertainment - 4.4%
IAC, Inc.(a)	31,802	1,711,584
Real Estate Management & Development - 7.1%
FRP Holdings, Inc.(a)	93,162	2,781,817
Software & Services - 3.9%
Dropbox, Inc. - Class A(a)	60,108	1,528,546

	Shares	Value
Technology Hardware & Equipment - 5.6%
Fabrinet(a)	9,307	$2,200,547
TOTAL COMMON STOCKS (Cost $24,909,323)		31,962,449
EXCHANGE TRADED FUNDS - 9.9%
AdvisorShares Pure US Cannabis ETF(a)	224,446	1,609,278
iShares Gold Trust(a)	45,117	2,242,315
		3,851,593
TOTAL EXCHANGE TRADED FUNDS
(Cost $3,451,250)		3,851,593
REAL ESTATE INVESTMENT TRUSTS - 6.5%
Financial Services - 6.5%
Chicago Atlantic Real Estate Finance, Inc.	107,532	1,667,821
Rithm Capital Corp.	77,171	875,891
		2,543,712
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,471,033)		2,543,712
SHORT-TERM INVESTMENTS - 2.0%
Money Market Funds - 2.0%
Invesco Treasury Portfolio - Class Institutional, 4.79%(b)	800,929	800,929
TOTAL SHORT-TERM INVESTMENTS (Cost $800,929)		800,929
TOTAL INVESTMENTS - 100.1% (Cost $31,632,535)		$39,158,683
Liabilities in Excess of Other Assets - (0.1)%		(43,851)
TOTAL NET ASSETS - 100.0%		$39,114,832

Percentages are stated as a percent of net assets.
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
ETF - Exchange-Traded Fund
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

3

Intrepid Income Fund
Schedule of Investments
September 30, 2024

	Par	Value
CORPORATE BONDS - 82.9%
Capital Goods - 1.7%
Icahn Enterprises LP, 9.00%, 06/15/2030(a)	$13,000,000	$13,122,003
		13,122,003
Commercial & Professional Services - 6.1%
Atento Luxco 1 SA
20.00% (includes 10.00% Cash and 10.00% PIK), 05/17/2025(a)(b)	7,538,801	7,538,800
20.00% (includes 10.00% Cash and 10.00% PIK), 08/17/2025(a)(b)(c)	3,123,462	3,123,462
Cimpress PLC, 7.38%, 09/15/2032(a)	12,850,000	13,010,047
Deluxe Corp., 8.00%, 06/01/2029(a)	12,004,000	11,395,780
Kronos Acquisition Holdings, Inc.
8.25%, 06/30/2031(a)	3,500,000	3,504,480
10.75%, 06/30/2032(a)	3,000,000	2,857,071
WASH Multifamily Acquisition, Inc., 5.75%, 04/15/2026(a)	4,694,000	4,674,409
		46,104,049
Consumer Discretionary Distribution & Retail - 4.7%
Foot Locker, Inc., 4.00%, 10/01/2029(a)	13,800,000	12,047,895
Macy’s Retail Holdings LLC, 6.38%, 03/15/2037	14,269,000	12,721,108
QVC, Inc., 4.45%, 02/15/2025	8,241,000	8,200,050
RealReal, Inc., 13.00% (includes 4.25% PIK), 03/01/2029(a)	3,259,985	2,950,286
		35,919,339
Consumer Durables & Apparel - 0.9%
Vista Outdoor, Inc., 4.50%, 03/15/2029(a)	6,695,000	6,651,384
Consumer Services - 7.3%
ANGI Group LLC, 3.88%, 08/15/2028(a)	22,693,000	20,829,548
Brinker International, Inc.
5.00%, 10/01/2024(a)	11,966,000	11,966,000
8.25%, 07/15/2030(a)	7,620,000	8,193,954
Full House Resorts, Inc., 8.25%, 02/15/2028(a)	6,000,000	6,013,026
Sabre GLBL, Inc., 11.25%, 12/15/2027(a)	7,944,000	8,241,980
		55,244,508
Consumer Staples Distribution & Retail - 7.7%
C&S Group Enterprises LLC, 5.00%, 12/15/2028(a)	5,180,000	4,417,351
KeHE Distributors LLC, 9.00%, 02/15/2029(a)	21,463,000	22,342,435
United Natural Foods, Inc., 6.75%, 10/15/2028(a)	11,450,000	10,946,579
Walgreens Boots Alliance, Inc., 3.80%, 11/18/2024	20,511,000	20,457,065
		58,163,430

	Par	Value
Energy - 8.4%
Alliance Resource Operating Partners LP, 8.63%, 06/15/2029(a)	$7,445,000	$7,919,492
Bristow Group, Inc., 6.88%, 03/01/2028(a)	17,040,000	16,845,960
CITGO Petroleum Corp., 8.38%, 01/15/2029(a)	3,499,000	3,645,050
CVR Energy, Inc.
5.75%, 02/15/2028(a)	4,898,000	4,603,734
8.50%, 01/15/2029(a)	9,262,000	9,383,638
Permian Resources Operating LLC, 8.00%, 04/15/2027(a)	1,639,000	1,688,411
Vantage Drilling International Ltd., 9.50%, 02/15/2028(a)	8,210,000	8,298,348
W&T Offshore, Inc., 11.75%, 02/01/2026(a)	11,114,000	11,345,105
		63,729,738
Equity Real Estate Investment Trusts (REITs) - 3.9%
Diversified Healthcare Trust
9.75%, 06/15/2025	12,880,000	12,892,880
0.00%, 01/15/2026(a)(d)	17,931,000	16,492,821
		29,385,701
Financial Services - 12.8%
AFC Gamma, Inc., 5.75%, 05/01/2027(a)	7,000,000	6,637,750
Cerdia Finanz GmbH, 9.38%, 10/03/2031(a)	7,000,000	7,140,000
Enceladus Development Venture III LLC, 10.00%, 04/22/2025(a)	5,000,000	4,925,000
FirstCash, Inc.
5.63%, 01/01/2030(a)	11,002,000	10,912,063
6.88%, 03/01/2032(a)	3,000,000	3,091,406
Green Dot Corp., 8.75%, 09/15/2029(a)	5,000,000	5,025,000
PHH Mortgage Corp., 7.88%, 03/15/2026(a)	18,037,000	18,140,749
PRA Group, Inc.
5.00%, 10/01/2029(a)	10,000,000	9,209,377
8.88%, 01/31/2030(a)	11,295,000	11,776,867
Rithm Capital Corp.
6.25%, 10/15/2025(a)	4,551,000	4,552,630
8.00%, 04/01/2029(a)	15,000,000	15,159,750
		96,570,592
Food, Beverage & Tobacco - 6.8%
Becle SAB de CV, 2.50%, 10/14/2031(a)	3,935,000	3,283,099
Turning Point Brands, Inc., 5.63%, 02/15/2026(a)	27,371,000	27,397,805
Vector Group Ltd.
10.50%, 11/01/2026(a)	8,760,000	8,890,445
5.75%, 02/01/2029(a)	11,650,000	11,818,750
		51,390,099

The accompanying notes are an integral part of these financial statements.

4

Intrepid Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Health Care Equipment & Services - 0.4%
Prosomnus 8% 12/31/2026, 8.00% (includes 8.00% PIK), 12/31/2026	$ 3,100,009	$3,100,009
Household & Personal Products - 1.8%
Herbalife Nutrition Ltd., 7.88%, 09/01/2025(a)	13,367,000	13,342,724
Materials - 4.2%
Algoma Steel, Inc., 9.13%, 04/15/2029(a)	5,500,000	5,650,975
Aris Mining Corp., 6.88%, 08/09/2026(a)	11,650,000	11,617,499
Warrior Met Coal, Inc., 7.88%, 12/01/2028(a)	14,169,000	14,723,135
		31,991,609
Media & Entertainment - 6.1%
Gray Television, Inc.
7.00%, 05/15/2027(a)	1,500,000	1,475,067
10.50%, 07/15/2029(a)	1,000,000	1,045,402
5.38%, 11/15/2031(a)	20,700,000	13,034,875
Skillz, Inc., 10.25%, 12/15/2026(a)	23,698,000	22,326,241
Verve Group SE, 9.71% (3 mo. EURIBOR + 6.25%), 06/21/2026(e)	EUR 7,000,000	8,027,043
		45,908,628
Pharmaceuticals, Biotechnology & Life Sciences - 2.1%
Trulieve Cannabis Corp., 8.00%, 10/06/2026	16,610,000	16,187,275
Software & Services - 3.9%
Alteryx, Inc., 8.75%, 03/15/2028(a)	8,000,000	8,226,344
Conduent Business Services LLC, 6.00%, 11/01/2029(a)	13,000,000	12,537,706
Twilio, Inc., 3.88%, 03/15/2031	9,440,000	8,730,769
		29,494,819
Technology Hardware & Equipment - 1.8%
Xerox Holdings Corp.
5.00%, 08/15/2025(a)	5,000,000	4,961,927
8.88%, 11/30/2029(a)	9,104,000	8,456,533
		13,418,460
Telecommunication Services - 1.6%
Cincinnati Bell Telephone Co. LLC, 6.30%, 12/01/2028	12,745,000	12,109,942
Transportation - 0.7%
Cargo Aircraft Management, Inc., 4.75%, 02/01/2028(a)	5,700,000	5,471,893
TOTAL CORPORATE BONDS (Cost $610,746,672)		627,306,202

	Par	Value
BANK LOANS - 8.8%
Commercial & Professional Services - 0.4%
LXActionTarget, 11.75% (includes 0.50% PIK), 07/19/2027(b)	$3,000,000	$2,940,000
Consumer Discretionary Distribution & Retail - 0.7%
American Greetings Corp., Senior Secured First Lien, 10.60% (1 mo. SOFR US + 5.75%), 10/30/2029(e)	3,975,000	4,011,649
Jill Acquisition LLC, Senior Secured First Lien, 13.47% (3 mo. SOFR US + 8.00%), 05/08/2028(e)	1,383,077	1,396,908
		5,408,557
Consumer Staples Distribution & Retail - 0.3%
United Natural Foods, Inc. First Lien, 9.59% (1 mo. Term SOFR + 4.75%), 05/01/2031(e)	1,995,000	2,004,975
Financial Services - 0.4%
LXKernelmatter, 10.50% (includes 10.50% PIK), 08/14/2026	3,027,027	2,800,000
Health Care Equipment & Services - 1.4%
Shryne Group, Inc. 17.00% (PRIME + 8.50%) (includes 1.00% PIK), 05/26/2027(e)	8,040,077	7,973,345
Youth Opportunity Investments LLC First Lien, 13.08%, 09/15/2026	2,750,000	2,750,000
		10,723,345
Materials - 1.0%
M2S Group Intermediate Holdings, Inc., Senior Secured First Lien, 9.85% (3 mo. SOFR US + 4.75%), 08/22/2031(e)	7,500,000	7,218,750
Pharmaceuticals, Biotechnology & Life Sciences - 2.7%
Common Citizen Senior Secured Term Loan, 16.75% (1 mo. PRIME + 6.65%) (includes 4.25% PIK), , 12/31/2025(e)	12,250,000	12,250,000
Verano Holdings Corp., 15.00%, 10/30/2026	8,278,554	8,278,554
		20,528,554
Telecommunication Services - 1.9%
ViaPath Technologies, Senior Secured First Lien, 12.35% (1 mo. SOFR US + 7.50%), 08/06/2029(e)	15,000,000	14,535,000
TOTAL BANK LOANS (Cost $65,716,083)		66,159,181

The accompanying notes are an integral part of these financial statements.

5

Intrepid Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Par	Value
CONVERTIBLE BONDS - 3.7%
Capital Goods - 0.0%(f)
Lightning eMotors, Inc., 7.50%, 10/31/2024(a)	$1,900,000	$33,250
Consumer Discretionary Distribution & Retail - 2.6%
Groupon, Inc., 1.13%, 03/15/2026	18,385,000	16,500,048
RealReal, Inc., 3.00%, 06/15/2025	2,996,000	2,891,140
		19,391,188
Consumer Services - 1.0%
Chegg, Inc., 0.13%, 03/15/2025	7,500,000	7,200,001
Financial Services - 0.1%
PennyMac Corp., 8.50%, 06/01/2029(a)	1,000,000	1,004,000
TOTAL CONVERTIBLE BONDS (Cost $29,288,537)		27,628,439
	Shares
COMMON STOCKS - 1.1%
Commercial & Professional Services - 0.4%
Atento SA(b)(g)	661,412,762	2,976,357
Equity Real Estate Investment Trusts (REITS) - 0.5%
Southern Realty Trust, Inc.(a)(g)	50,000	1,000,000
Southern Realty Trust, Inc.(a)(g)	125,000	2,500,000
		3,500,000
Financial Services - 0.0%(f)
Silver Spike Investment Corp.	16,892	179,055
Health Care Equipment & Services - 0.2%
Prosomnus Restructured Equity(g)	1,584,196	1,584,196
TOTAL COMMON STOCKS (Cost $8,781,002)		8,239,608
PREFERRED STOCKS - 0.7%
Commercial & Professional Services - 0.7%
Atento SA 12.00%,(b)	5,587,837	5,587,837
TOTAL PREFERRED STOCKS (Cost $5,587,837)		5,587,837

	Shares	Value
SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
Invesco Treasury Portfolio - Class Institutional, 4.79%(h)	5,667,469	$5,667,469
TOTAL SHORT-TERM INVESTMENTS (Cost $5,667,469)		5,667,469
TOTAL INVESTMENTS - 97.9% (Cost $725,787,600)		$740,588,736
Other Assets in Excess of Liabilities - 2.1%		15,709,570
TOTAL NET ASSETS - 100.0%		$756,298,306

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
PIK - Payment in Kind
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
SOFR - Secured Overnight Financing Rate
EUR - Euro
EURIBOR - Euro Interbank Offered Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $529,417,311 or 70.0% of the Fund’s net assets.

(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $22,166,456 or 2.9% of net assets as of September 30, 2024.

(c)	Election was made by debt holders to allow management to defer cash interest payments for the year.
(d)	Zero coupon bonds make no periodic interest payments.
(e)	Variable rate security. The rate listed is as of September 30, 2024. Interest rate is based on reference rate and spread. Interest rate may also be subject to a cap floor.
(f)	Represents less than 0.05% of net assets.
(g)	Non-income producing security.
(h)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

6

Intrepid Income Fund
Schedule of Forward Currency Contracts
September 30, 2024

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
State Street Bank	10/01/2024	CAD	3,070,500	USD	2,243,796	$26,576
State Street Bank	10/01/2024	USD	15,449,414	CAD	20,853,079	30,349
State Street Bank	12/20/2024	USD	8,032,558	EUR	7,169,838	24,618
Total Unrealized Appreciation (Depreciation)						$81,543

CAD - Canadian Dollar
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

7

Intrepid Funds
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2024

	Intrepid Capital Fund	Intrepid Small Cap Fund	Intrepid Income Fund
ASSETS:
Investments, at value(1)	$46,694,307	$39,158,683	$740,588,736
Foreign Currency, at value(2)	—	—	12,628,433
Income receivable	256,660	54,176	13,024,690
Receivable for fund shares sold	1,910	823	1,603,400
Recievable for investments sold	674,978	—	9,936,640
Appreciation on forward currency contracts	—	—	81,543
Other assets	11,794	22,620	47,564
Total assets	47,639,649	39,236,302	777,911,006
LIABILITIES:
Payable for fund shares redeemed	99,472	3,233	2,079,537
Payable for investment securities purchased	—	—	18,250,728
Payable to Investment Adviser	40,847	27,432	454,157
Payable to Trustees	1,157	2,086	37,796
Payable to Custodian	6,854	3,432	20,132
Distribution payable	6,190	—	491,554
Accrued distribution fees	9,573	19,840	—
Other expenses payable	59,563	65,447	278,796
Total liabilities	223,656	121,470	21,612,700
TOTAL NET ASSETS	$47,415,993	$39,114,832	$756,298,306
Net Assets Consist of:
Capital stock	55,625,830	31,862,848	767,736,893
Total distributable earnings	(8,209,837)	7,251,984	(11,438,587)
Total net assets	$47,415,993	$39,114,832	$756,298,306
Investor Class
Net assets	$12,515,446	$23,783,110	$—
Shares outstanding	1,025,033	1,460,233	—
Institutional Class
Net assets	34,900,547	15,331,722	$756,298,306
Shares outstanding	2,844,621	909,630	83,430,345
Total shares outstanding (unlimited shares of no par value authorized)	3,869,654	2,369,863	83,430,345
Investor Class Net asset value, offering and redemption price per share(3)	12.21	16.29	—
Institutional Class Net asset value, offering and redemption price per share(3)	12.27	16.85	9.07
(1) Cost of Investments	$34,303,038	$31,632,535	$725,787,600
(2) Cost of Foreign Currency	$—	$—	$12,635,235
(3) If applicable, redemption price per share may be reduced by a 2.00% redemption fee for shares redeemed within 30 days of purchase.

See notes to financial statements.

8

Intrepid Funds
Statements of Operations
For the Year Ended September 30, 2024

	Intrepid Capital Fund	Intrepid Small Cap Fund	Intrepid Income Fund
INVESTMENT INCOME:
Dividend income	$393,733	$679,721	$1,660,944
Interest income	1,667,260	82,571	46,486,178
Other Income	—	—	389,460
Total investment income	2,060,993	762,292	48,536,582
Advisory fees (See Note 3)	449,782	440,247	3,868,180
Administration fees	80,718	81,712	434,377
Fund accounting fees	71,274	68,704	165,132
Shareholder servicing fees and expenses	58,231	60,015	187,552
Federal and state registration	38,300	37,144	40,472
Legal fees	31,582	31,438	82,804
Distribution (12b-1) fees - Investor Class Only (See Note 4)	25,340	65,529	—
Custody fees	14,459	9,937	46,738
Audit fees	12,778	12,191	135,870
Trustees fees and expenses	9,306	10,140	127,284
Miscellaneous	6,028	5,488	21,004
Insurance	1,464	1,832	11,814
Reports to shareholders	474	7,274	24,584
Interest fees	82	240	2,561
Total expenses before Adviser waiver	799,818	831,891	5,148,372
Expenses waived by Adviser (See Note 3)	(256,955)	(272,542)	(148,093)
Total net expenses	542,863	559,349	5,000,279
Net investment income (loss)	1,518,130	202,943	43,536,303
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments and foreign currency translation	(510,125)	2,994,395	(8,003,358)
Forward currency contracts	—	—	321,816
Net change in unrealized appreciation (depreciation) on:
Investments and foreign currency translation	6,590,931	582,300	29,648,128
Forward currency contracts	—	—	(526,709)
Net realized and unrealized gain	6,080,806	3,576,695	21,439,877
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,598,936	$3,779,638	$64,976,180

See notes to financial statements

9

Intrepid Funds
Statements of Changes in Net Assets

	Intrepid Capital Fund
	Year Ended September 30,
	2024	2023
OPERATIONS:
Net investment income	$1,518,130	$1,953,378
Net realized gain on investments and foreign currency translation	(510,125)	120,068
Net change in unrealized appreciation	6,590,931	3,303,520
Net increase in assets resulting from operations	7,598,936	5,376,966
DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions to shareholders - Investor Class	(384,456)	(555,689)
Net dividends and distributions to shareholders - Institutional Class	(1,157,138)	(1,347,715)
Total dividends and distributions	(1,541,594)	(1,903,404)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Investor Class	958,202	240,414
Proceeds from shares sold - Institutional Class	3,567,577	5,570,088
Proceeds from shares issued to holders in reinvestment of dividends - Investor Class	358,923	519,669
Proceeds from shares issued to holders in reinvestment of dividends - Institutional Class	1,149,112	1,307,988
Cost of shares redeemed - Investor Class(1)	(2,165,446)	(4,403,811)
Cost of shares redeemed - Institutional Class(2)	(5,475,829)	(7,068,706)
Net decrease in net assets from capital share transactions	(1,607,461)	(3,834,358)
Total increase(decrease) in net assets	4,449,881	(360,796)
NET ASSETS:
Beginning of Year	42,966,112	43,326,908
End of Year	$47,415,993	$42,966,112

(1)	Net of redemption fees of $23 and $0, respectively.
(2)	Net of redemption fees of $146 and $0, respectively.
See notes to financial statements

10

Intrepid Funds
Statements of Changes in Net Assets

	Intrepid Small Cap Fund
	Year Ended September 30,
	2024	2023
OPERATIONS:
Net investment income loss	$202,943	$468,877
Net realized gain on investments and foreign currency translation	2,994,395	1,671,635
Net change in unrealized appreciation	582,300	4,725,453
Net increase in assets resulting from operations	3,779,638	6,865,965
DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions to shareholders - Investor Class	(227,570)	—
Net dividends and distributions to shareholders - Institutional Class	(192,875)	—
Total dividends and distributions	(420,445)	—
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Investor Class	325,158	377,289
Proceeds from shares sold - Institutional Class	388,364	484,685
Proceeds from shares issued to holders in reinvestment of dividends - Investor Class	222,190	—
Proceeds from shares issued to holders in reinvestment of dividends - Institutional Class	179,161	—
Cost of shares redeemed - Investor Class(1)	(6,681,241)	(6,093,346)
Cost of shares redeemed - Institutional Class(2)	(6,471,479)	(7,032,844)
Net decrease in net assets from capital share transactions	(12,037,847)	(12,264,216)
Total increase in net assets	(8,678,654)	(5,398,251)
NET ASSETS:
Beginning of Year	47,793,486	53,191,737
End of Year	$39,114,832	$47,793,486

(1)	Net of redemption fees of $646 and $0, respectively.
(2)	Net of redemption fees of $0 and $0, respectively.
See notes to financial statements

11

Intrepid Funds
Statements of Changes in Net Assets

	Intrepid Income Fund
	Year Ended September 30,
	2024	2023
OPERATIONS:
Net investment income	$43,536,303	$29,234,098
Net realized gain(loss) on investments and foreign currency translation	(7,681,542)	(10,273,191)
Net change in unrealized appreciation	29,121,419	5,680,946
Net increase in assets resulting from operations	64,976,180	24,641,853
DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions to shareholders	(43,350,920)	(29,246,444)
Total dividends and distributions	(43,350,920)	(29,246,444)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	456,715,962	163,037,364
Proceeds from shares issued to holders in reinvestment of dividends	39,465,086	27,315,201
Cost of shares redeemed(1)	(120,596,769)	(103,613,529)
Net increase in net assets from capital share transactions	375,584,279	86,739,036
Total increase in net assets	397,209,539	82,134,445
NET ASSETS:
Beginning of Year	359,088,767	276,954,322
End of Year	$756,298,306	$359,088,767

(1)	Net of redemption fees of $50,516 and $10,534, respectively.
See notes to financial statements

12

Intrepid Capital Fund - Investor Class
Financial Highlights
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

	Year Ended September 30,
	2024	2023	2022	2021	2020
NET ASSET VALUE:
Beginning of period	$10.66	$9.88	$11.69	$9.58	$10.28
OPERATIONS:
Net investment income(1)	0.37	0.46	0.25	0.16	0.11
Net realized and unrealized gain (loss) on investment securities	1.56	0.78	(1.80)	2.16	(0.31)
Total from operations(2)	1.93	1.24	(1.55)	2.32	(0.20)
LESS DISTRIBUTIONS:
From net investment income	(0.38)	(0.46)	(0.24)	(0.16)	(0.50)
From return of capital	—	—	(0.02)	(0.05)	—
Total distributions	(0.38)	(0.46)	(0.26)	(0.21)	(0.50)
NET ASSET VALUE:
End of period	$12.21	$10.66	$9.88	$11.69	$9.58
Total return	18.26%	12.67%	(13.39)%	24.30%	(1.88)%
Net assets at end of period (000s omitted)	$12,515	$11,733	$14,244	$19,764	$20,038
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense reimbursement/recoupment	1.93%	1.98%	1.92%	1.82%	1.69%
After expense reimbursement/recoupment	1.36%	1.28%	1.40%	1.40%	1.40%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before expense reimbursement/recoupment	2.64%	3.62%	1.65%	1.04%	0.91%
After expense reimbursement/recoupment	3.21%	4.32%	2.17%	1.46%	1.20%
Portfolio turnover rate	33%	57%	36%	17%	60%

(1)	Net investment income per share is calculated using the average shares outstanding method.
(2)	Total investment operations per share includes redemption fees of less than $0.01 per share.
See notes to financial statements.

13

Intrepid Capital Fund - Institutional Class
Financial Highlights
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

	Year Ended September 30,
	2024	2023	2022	2021	2020
NET ASSET VALUE:
Beginning of period	$10.71	$9.92	$11.72	$9.59	$10.29
OPERATIONS:
Net investment income(1)	0.40	0.48	0.27	0.19	0.14
Net realized and unrealized gain (loss) on investment securities	1.57	0.79	(1.80)	2.17	(0.32)
Total from operations(2)	1.97	1.27	(1.53)	2.36	(0.18)
LESS DISTRIBUTIONS:
From net investment income	(0.41)	(0.48)	(0.24)	(0.16)	(0.52)
From return of capital	—	—	(0.03)	(0.07)	—
Total distributions	(0.41)	(0.48)	(0.27)	(0.23)	(0.52)
NET ASSET VALUE:
End of period	$12.27	$10.71	$9.92	$11.72	$9.59
Total return	18.52%	12.85%	(13.23)%	24.72%	(1.67)%
Net assets at end of period (000s omitted)	$34,901	$31,234	$29,083	$35,318	$44,189
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense reimbursement/recoupment	1.72%	1.84%	1.67%	1.57%	1.44%
After expense reimbursement/recoupment	1.15%	1.13%	1.15%	1.15%	1.15%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before expense reimbursement/recoupment	2.84%	3.79%	1.91%	1.29%	1.17%
After expense reimbursement/recoupment	3.41%	4.50%	2.43%	1.71%	1.46%
Portfolio turnover rate	33%	57%	36%	17%	60%

(1)	Net investment income per share is calculated using the average shares outstanding method.
(2)	Total investment operations per share includes redemption fees of less than $0.01 per share.
See notes to financial statements.

14

Intrepid Small Cap Fund - Investor Class
Financial Highlights
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

	Year Ended September 30,
	2024	2023	2022	2021	2020
NET ASSET VALUE:
Beginning of period	$15.07	$13.35	$17.51	$14.09	$13.56
OPERATIONS:
Net investment income (1)	0.06	0.12	(0.02)	(0.18)	(0.07)
Net realized and unrealized gain (loss) on investment securities	1.29	1.60	(4.14)	3.60	0.71
Total from operations(2)	1.35	1.72	(4.16)	3.42	0.64
LESS DISTRIBUTIONS:
From net investment income	(0.13)	—	—	—	(0.11)
Total distributions	(0.13)	—	—	—	(0.11)
NET ASSET VALUE:
End of period	$16.29	$15.07	$13.35	$17.51	$14.09
Total return	8.97%	12.88%	(23.67)%	24.27%	4.72%
Net assets at end of period (000s omitted)	$23,783	$27,887	$29,850	$43,458	$38,376
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense reimbursement/recoupment	1.99%	1.96%	1.77%	1.73%	1.73%
After expense reimbursement/recoupment	1.35%	1.30%	1.30%	1.31%(3)	1.40%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before expense reimbursement/recoupment	(0.25)%	0.15%	(0.57)%	(1.44)%	(0.87)%
After expense reimbursement/recoupment	0.38%	0.81%	(0.10)%	(1.04)%	(0.54)%
Portfolio turnover rate	20%	40%	66%	81%	105%

(1)	Net investment income per share is calculated using the average shares outstanding method.
(2)	Total investment operations per share includes redemption fees of less than $0.01 per share.
(3)	Expense waiver of 1.30% was implemented on January 22, 2021.
See notes to financial statements.

15

Intrepid Small Cap Fund - Institutional Class
Financial Highlights
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

	Year Ended September 30,
	2024	2023	2022	2021	2020
NET ASSET VALUE:
Beginning of year	$15.60	$13.79	$18.07	$14.52	$13.94
OPERATIONS:
Net investment income gain (loss)(1)	0.09	0.15	0.01	(0.16)	(0.04)
Net realized and unrealized gain (loss) on investment securities	1.33	1.66	(4.29)	3.71	0.74
Total from operations(2)	1.42	1.81	(4.28)	3.55	0.70
LESS DISTRIBUTIONS:
From net investment income	(0.17)	—	—	—	(0.12)
Total distributions	(0.17)	—	—	—	(0.12)
NET ASSET VALUE:
End of period	$16.85	$15.60	$13.79	$18.07	$14.52
Total return	9.13%	13.04%	(23.63)%	24.45%	5.02%
Net assets at end of period (000s omitted)	$15,332	$19,906	$23,342	$35,070	$19,879
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense reimbursement/recoupment	1.74%	1.70%	1.51%	1.51%	1.48%
After expense reimbursement/recoupment	1.15%	1.15%	1.15%	1.15%	1.15%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before expense reimbursement/recoupment	(0.01)%	0.39%	(0.32)%	(1.23)%	(0.60)%
After expense reimbursement/recoupment	0.57%	0.94%	0.05%	(0.87)%	(0.27)%
Portfolio turnover rate	20%	40%	66%	81%	105%

(1)	Net investment income per share is calculated using the average shares outstanding method.
(2)	Total investment operations per share includes redemption fees of less than $0.01 per share.
See notes to financial statements.

16

Intrepid Income Fund - Institutional Class
Financial Highlights
Per share data for a share of capital stock outstanding for the entire period andselected information for the period are as follows:

	Year Ended September 30,
	2024	2023	2022	2021	2020
NET ASSET VALUE:
Beginning of period	$8.68	$8.80	$9.78	$8.93	$9.17
OPERATIONS:
Net investment income(1)	0.75	0.83	0.64	0.61	0.47
Net realized and unrealized gain (loss) on investment securities	0.37	(0.14)	(0.97)	0.84	(0.27)
Total from operations(2)	1.12	0.68	(0.33)	1.45	0.20
LESS DISTRIBUTIONS:
From net investment income	(0.73)	(0.81)	(0.65)	(0.60)	(0.44)
Total distributions	(0.73)	(0.81)	(0.65)	(0.60)	(0.44)
NET ASSET VALUE:
End of period	$9.07	$8.68	$8.80	$9.78	$8.93
Total return	13.47%	8.06%	(3.59)%	16.62%	2.27%
Net assets at end of period (000s omitted)	$756,298	$359,089	$276,954	$265,212	$95,196
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense reimbursement/recoupment	1.00%	1.03%	0.98%	1.04%	1.17%
After expense reimbursement/recoupment	0.97%	0.90%	0.91%	0.91%	0.91%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before expense reimbursement/recoupment	8.40%	9.18%	6.68%	6.25%	4.99%
After expense reimbursement/recoupment	8.42%	9.31%	6.75%	6.38%	5.25%
Portfolio turnover rate	99%	112%	146%	94%	144%

(1)	Net investment income per share is calculated using the average shares outstanding method.
(2)	Total investment operations per share includes redemption fees of less than $0.01 per share.
See notes to financial statements.

17

Intrepid Funds
Notes to Financial Statements
September 30, 2024
1. ORGANIZATION
Intrepid Capital Management Funds Trust (the “Trust”) was organized as a Delaware Statutory Trust on August 27, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing shares in series, each series representing a distinct portfolio with its own investment objectives and policies. At September 30, 2024, the Trust consisted of three series (the “Funds”): Intrepid Capital Fund, Intrepid Small Cap Fund, and Intrepid Income Fund. The Intrepid Capital Fund’s Investor Class commenced operations on January 3, 2005, the Intrepid Capital Fund’s Institutional Class commenced operations on April 30, 2010, the Intrepid Small Cap Fund’s Investor Class commenced operations on October 3, 2005, the Intrepid Small Cap Fund’s Institutional Class commenced operations on November 3, 2009, the Intrepid Income Fund’s Investor Class commenced operations on July 2, 2009 and ceased operations on January 31, 2014. Effective as of the close of business on January 31, 2014 all Investor Class shares of the Intrepid Income Fund were converted into Institutional Class shares. The Intrepid Income Fund’s Institutional Class commenced operations on August 16, 2010. Effective as of June 6, 2022, the Intrepid Endurance Fund changed its name to the Intrepid Small Cap Fund.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”). The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Investment Companies.
Valuation of Securities – Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by Intrepid Capital Management, Inc. (the “Adviser”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below. With regard to Level 2 prices, other significant observable inputs include quoted prices from similar securities, interest rates, prepayment speeds, credit risk, and, as applicable, the application of the fair value methodologies established by the Adviser, as discussed below. With regard to Level 3 prices, significant unobservable inputs include the application of the fair value methodologies established by the Adviser.
Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The Board of Trustees has appointed the Adviser as the Funds’ valuation designee under Rule 2a-5 of the 1940 Act, to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the valuation designee, the Adviser has established methodologies for its fair valuation of the Funds’ portfolio investments. Specifically, securities or other assets for which there are no readily available market quotations are valued at their fair value as determined by the Adviser, as the valuation designee. The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and a Fund may not be able to sell a security at the fair value. In determining fair value, the Adviser considers all relevant qualitative and quantitative information available including news regarding significant market or security specific events. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and may include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Adviser utilizes a service provided by an independent third party to assist in fair valuation of certain securities.

18

Intrepid Funds
Notes to Financial Statements
September 30, 2024(Continued)
Equity investments, including common stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds, real estate investments trusts and certain preferred securities, which are traded on an exchange (other than The NASDAQ OMX Group, Inc., referred to as “NASDAQ”) are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market, are valued at the NASDAQ Official Closing Price. If there are no sales on a given day for securities traded on an exchange, the latest mean quotation will be used. If there is no Nasdaq Official Closing Price for a Nasdaq-listed security or sale price available for an over-the-counter security, the latest mean quotations from Nasdaq will be used. When using the market quotations or closing price provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. When using the latest mean quotation, the security will be classified as Level 2.
Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.
Debt securities, such as corporate bonds, convertible bonds, senior loans, and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis to the extent it is equivalent to fair value, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. Amortized cost will not be used if it does not approximate fair value, due to credit or other impairments of the issuer. These securities will generally be classified as Level 2 securities. Warrants for which the underlying security is registered and equities which are subject to a required holding period, but have a comparable public issue, are valued in good faith by the adviser pursuant to procedures established under the general supervision and responsibility of the Board. These securities will generally be classified as Level 2 securities. If the warrant is exchange traded and the official closing price of the exchange is used, these instruments are classified as Level 1 securities.
Forward currency contracts derive their value from the underlying currency prices. These are valued by a pricing service using pricing models. The models use inputs that are observed from active markets, such as exchange rates. These contracts are classified as Level 2.
The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.
As of September 30, 2024, the Funds’ assets and liabilities carried at fair value were classified as follows:
Intrepid Capital Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Total Common Stocks*	$33,736,009	$—	$434,513	$34,170,522
Total Corporate Bonds*	—	7,280,957	1,206,766	8,487,723
Total Bank Loans*	—	2,207,561	—	2,207,561
Total Preferred Stock*	—	—	815,537	815,537
Total Warrants*	—	23,244	—	23,244
Total Rights*	4,867	—	—	4,867
Money Market Fund*	984,853	—	—	984,853
Total Assets	$34,725,729	$9,511,762	$2,456,816	$46,694,307

*	For further information regarding security characteristics, please see the Schedule of Investments.

19

Intrepid Funds
Notes to Financial Statements
September 30, 2024(Continued)
Intrepid Small Cap Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Total Common Stocks*	$31,962,449	$—	$—	$31,962,449
Total Exchange-Traded Fund*	3,851,593	—	—	3,851,593
Total Real Estate Investment Trust (REIT)*	2,543,712	—	—	2,543,712
Money Market Fund*	800,929	—	—	800,929
Total Assets	$39,158,683	$—	$—	$39,158,683

*	For further information regarding security characteristics, please see the Schedule of Investments.
Intrepid Income Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Total Corporate Bonds*	$—	$616,643,939	$10,662,263	$627,306,202
Total Bank Loans*	—	63,219,181	2,940,000	66,159,181
Total Convertible Bonds*	—	27,628,439	—	27,628,439
Total Common Stock*	179,055	5,084,196	2,976,357	8,239,608
Total Preferred Stock*	—	—	5,587,837	5,587,837
Money Market Fund*	5,667,469	—	—	5,667,469
Unrealized Appreciation on Forward Currency Contracts	—	81,543	—	81,543
Total Investments	$5,846,524	$712,657,298	$22,166,457	$740,670,279

*	For further information regarding security characteristics, please see the Schedule of Investments.
Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period.
Intrepid Capital Fund

	Common Stock	Preferred Stock	Corporate Bonds
Beginning Balance - October 1, 2023	$—	$—	$1,484,044
Purchases	491,374	815,537	161,173
Sales	—	—	(491,374)
Realized gains	—	—	—
Realized losses	—	—	(1,287,103)
Change in unrealized appreciation	(56,861)	—	1,340,026
Net Transfers Into Level 3	—	—	—
Net Transfers Out of Level 3	—	—	—
Ending Balance - September 30, 2024	$434,513	$815,537	$1,206,766

Intrepid Income Fund

	Common Stock	Preferred Stock	Corporate Bonds	Bank Loan
Beginning Balance - October 1, 2023	$—	$—	$12,120,408	$—
Purchases	3,708,847	5,587,837	1,417,354	2,940,000
Sales	—	—	(3,708,847)	—
Realized gains	—	—	—	—

20

Intrepid Funds
Notes to Financial Statements
September 30, 2024(Continued)

	Common Stock	Preferred Stock	Corporate Bonds	Bank Loan
Realized losses	—	—	(10,007,781)	—
Change in unrealized appreciation	(732,490)	—	10,841,129	—
Net Transfers Into Level 3	—	—	—	—
Net Transfers Out of Level 3	—	—	—	—
Ending Balance - September 30, 2024	$2,976,357	$5,587,837	$10,662,263	2,940,000

As of September 30, 2024, the change in unrealized appreciation on the positions still held in the Intrepid Capital Fund was $(56,862), and was $(732,490) for the Intrepid Income Fund.
The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3.

Fund	Type of Security	Industry	Fair Value at 9/30/2024	Valuation Techniques	Unobservable Inputs	Weighted Average
Intrepid Capital Fund	Common Stock	Commercial & Professional Services	$434,513	Market Approach	EBITDA Multiple	4X
					Discount Applied to Restructuring	15%
					Discount Applied to Illiquidity	35%
Intrepid Capital Fund	Preferred Stock	Commercial & Professional Services	$815,537	Recent Transaction Price

Intrepid Capital Fund	Corporate Bonds	Commercial & Professional Services	$1,206,766	Market Approach	EBITDA Multiple	4X
					Discount Applied to Restructuring	15%
					Discount Applied to Illiquidity	35%
Intrepid Income Fund	Common Stock	Commercial & Professional Services	$2,976,357	Market Approach	EBITDA Multiple	4X
					Discount Applied to Restructuring	15%
					Discount Applied to Illiquidity	35%
Intrepid Income Fund	Preferred Stock	Commercial & Professional Services	$5,587,837	Recent Transaction Price

21

Intrepid Funds
Notes to Financial Statements
September 30, 2024(Continued)

Fund	Type of Security	Industry	Fair Value at 9/30/2024	Valuation Techniques	Unobservable Inputs	Weighted Average
Intrepid Income Fund	Corporate Bonds	Commercial & Professional Services	$10,622,263	Market Approach	EBITDA Multiple	4X
					Discount Applied to Restructuring	15%
					Discount Applied to Illiquidity	35%
Intrepid Income Fund	Bank Loan	Commercial & Professional Services	$2,940,000	Recent Transaction Price

The significant unobservable inputs used in the fair value measurement of the common stock and/or corporate bonds in the Intrepid Capital Fund and Intrepid Income Fund were an EBITDA multiple, discounts applied due to restructuring, and discounts applied due to illiquidity of the underlying investments. Significant increases (decreases) in the EBITDA multiple in isolation would have resulted in a higher (lower) fair value measurement and significant increases (decreases) in the discount applied due to restructuring input in isolation would have resulted in a lower (higher) fair value measurement.
Derivative Instruments and Hedging Activities – The Funds’ adviser may use derivative instruments, such as forward currency contracts, as a means to manage exposure to different types of risk, including market risk and exchange rate risk, and to gain exposure to underlying securities. During the period ended September 30, 2024, the Intrepid Income Fund held derivative instruments.
Forward Currency Contracts – The Intrepid Income Fund used forward currency contracts during the period for the purpose of hedging exposures to non-U.S. dollar denominated assets. In general the use of these contracts may reduce the overall risk level in a fund, but may also lower fund performance. The use of these contracts does not create leverage in the Fund, but does expose the Fund to counterparty credit risk. When the contract is settled, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it settled.
Effect of Forward Currency Contracts on the Statement of Operations for the Period Ended September 30, 2024

	Change in Unrealized Appreciation on Forward Currency Contracts	Realized Gain on Forward Currency Contracts
Intrepid Income Fund	$(526,709)	$321,816

The average monthly notional amounts of forward currency contracts during the period ended September 30, 2024 were as follows:

Intrepid Income Fund
Long Positions
Forward currency contracts	$2,046,804

22

Intrepid Funds
Notes to Financial Statements
September 30, 2024(Continued)

Intrepid Income Fund
Short Positions
Forward currency contracts	$30,351,423

Long position forward currency contracts are received and settled in foreign currency. Short position forward currency contracts are received and settled in U.S. dollar.
At September 30, 2024, Intrepid Capital Management Funds Trust is invested in derivative contracts in the
Income Fund, which is reflected in the Statements of Assets and Liabilities, as follows:

Fund	Risk	Derivative Type	Derivative Assets		Derivative Liability
			Statement of Assets and Liabilities Location	Fair Value Amount	Statement of Assets and Liabilities Location	Fair Value Amount
Intrepid Income Fund	Currency	Forward foreign currency exchange	Unrealized appreciation on foreign forward currency contracts	$ 81,543	Unrealized depreciation on foreign forward currency contracts	$ —
				$81,543		$—

Offsetting on the Statement of Assets and Liabilities – For financial reporting purposes, the Fund offsets financial assets and financial liabilities that are subject to master netting arrangements or similar agreements within appreciation on forward currency contracts and depreciation on forward currency contracts on the Statements of Assets and Liabilities.
Derivative Risk – The risks of using the types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Funds in the manner intended by the Funds’ adviser; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Indemnification – In the normal course of business the Funds enter into contracts that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.
Foreign Currency Transactions – The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are reflected in net realized and unrealized gain or loss on investments and foreign currency translation.
The value of a Fund’s foreign investments may be significantly affected by changes in currency exchange rates and the Fund may incur costs in converting securities denominated in foreign currencies to U.S. dollars. Dividends and interest on foreign securities may be subject to foreign withholding taxes, which would reduce the Fund’s income without providing a tax credit for the Fund’s shareholders.

23

Intrepid Funds
Notes to Financial Statements
September 30, 2024(Continued)
Securities Transactions and Investment Income – The Funds record security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Net realized gains or losses are determined using the identified cost method.
Distribution to Shareholder Policy – Dividends from net investment income, if any, are declared and paid at least monthly or quarterly, for Intrepid Income Fund and Intrepid Capital Fund, respectively and annually for Intrepid Small Cap Fund. Distributions of net realized capital gains, if any, are declared and paid at least annually.
Federal Income Taxes – The Funds comply with, and intend to continue to comply with, the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from Federal income taxes.
Allocation of Income, Expenses, and Gains/Losses – Income, expenses (other than those deemed to be attributable to a specific share class), and gains and losses of each Fund are allocated to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of that Fund. Expenses deemed directly attributable to a specific class of shares are charged against the operations of such class. Most Fund expenses are allocated by class based on relative net assets.
Subsequent Events Evaluation – On August 20, 2024, the Board of Trustees (the “Board”) of Intrepid Capital Management Funds Trust (the “Trust”) approved: (1) a plan of reorganization pursuant to which the Intrepid Small Cap Fund (the “Small Cap Fund”) will be reorganized into the Intrepid Capital Fund (the “Capital Fund”) (each, a “Fund” and together, the “Funds”); and (2) the subsequent liquidation and dissolution of the Small Cap Fund, effective on or about November 22, 2024. The reorganization, which is expected to be tax free to the shareholders of the Small Cap Fund and is subject to customary closing conditions, will be effected by transferring of all of the assets and liabilities of the Small Cap Fund to the Capital Fund in exchange for shares of the Capital Fund, with the shares being distributed pro rata by the Small Cap Fund to its shareholders. The Small Cap Fund will then be liquidated and dissolved. The reorganization is expected to occur on or about November 22, 2024. In accordance with applicable regulatory requirements, shareholder approval is not required for the reorganization, and shareholders are not being asked to approve the reorganization.
In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events after the Statements of Assets and Liabilities date of September 30, 2024 through the date the financial statements were issued.
Israel-Hamas Conflict Risk – The U.S.-designated terrorist group Hamas attacked Israel on October 7, 2023, resulting in an ensuing war in the region. Current hostilities and the potential for future hostilities may diminish the value, or cause significant volatility in the share price, of companies based in or having significant operations in Israel. The Israeli securities market may be closed for extended periods of time or trading on the Israeli securities market may be suspended altogether. How long the armed conflict and related events will last cannot be predicted.
3. INVESTMENT ADVISER
The Trust has entered into investment advisory agreements (collectively, “Agreement”) with the Adviser, with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Adviser for its management services on the Intrepid Capital Fund at the annual rate of 1.00% on the first $500 million of average daily net assets and 0.80% on each of the Fund’s average daily net assets in excess of $500 million, on the Intrepid Small Cap Fund at an annual rate of 1.00% of average daily net assets, and on Intrepid Income Fund at the annual rate of 0.75% of average daily net assets.
For the Intrepid Capital Fund, the Adviser agreed to waive its management fee and/or reimburse other expenses in both the Investor Share Class and Institutional Share Class, including organization expenses, to the extent necessary to ensure that operating expenses did not exceed 1.15%. The Investor Share Class may have a Net Expense ratio higher than these expense caps as a result of any sales, distribution and other fees incurred under a plan adopted pursuant to

24

Intrepid Funds
Notes to Financial Statements
September 30, 2024(Continued)
Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), acquired fund fees and expenses or other expenses (such as taxes, interest, brokerage commissions and extraordinary items) that are excluded from the calculation. For the Intrepid Small Cap Fund, the Adviser agreed to waive its management fee and/or reimburse other expenses in both the Investor Share Class and Institutional Share Class, including organization expenses, to the extent necessary to ensure that the operating expenses did not exceed 1.15% of the Fund’s average daily net assets for the Investor Class shares of the Fund, and do not exceed 1.15% of the average daily net assets for the Institutional Class shares; provided that the Adviser agreed to an additional cap on the operating expenses of the Investor Share Class. The Investor Share Class may have a Net Expense ratio higher than these expense caps as a result of any sales, distribution and other fees incurred under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, acquired fund fees and expenses or other expenses (such as taxes, interest, brokerage commissions and extraordinary items) are excluded from the calculation. For the Intrepid Income Fund, the Adviser agreed to waive its management fee and/or reimburse other expenses of the Fund, including organization expenses, to the extent necessary to ensure that the Fund’s operating expenses did not exceed 1.00% (0.90% prior to February 1, 2024) of average daily net assets. The Fund may have Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement higher than these expense caps as a result of acquired fund fees and expenses or other expenses (such as taxes, interest, brokerage commissions and extraordinary items) that are excluded from the calculation. Any such waivers or reimbursements for the Funds are subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses on a monthly basis during the fiscal year are less than the respective expense cap limitations, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the month such amount was waived or reimbursed. Waived/reimbursed expenses subject to potential recovery by year of expiration are as set forth below; provided that the amounts for the Intrepid Small Cap Fund are not subject to recovery if the Small Cap Fund is reorganized into the Intrepid Capital Fund.

	Year of Expiration
	2025	2026	2027
Intrepid Capital Fund	$261,924	$310,874	$256,955
Intrepid Small Cap Fund	281,135	329,720	272,542
Intrepid Income Fund	243,006	429,910	148,093

4. DISTRIBUTION PLAN
The Trust, on behalf of the Funds, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which provides that the Funds may reimburse the Funds’ distributor or others at an annual rate of up to 0.25% of the average daily net assets of the Investor Class of the Capital Fund and the Small Cap Fund.
Quasar Distributors, LLC serves as distributor to the Funds.
5. INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities (excluding short-term securities) by the Funds for the period ended September 30, 2024 were as follows:

	Non-U.S. Government		U.S. Government
	Purchases	Sales	Purchases	Sales
Intrepid Capital Fund	$14,103,565	$16,313,551	$ —	$ —
Intrepid Small Cap Fund	8,657,951	19,301,479	—	—
Intrepid Income Fund	898,298,640	543,195,674	—	—

25

Intrepid Funds
Notes to Financial Statements
September 30, 2024(Continued)
6. CAPITAL SHARE TRANSACTIONS
Intrepid Capital Fund – Investor Class

	Year Ended September 30,
	2024	2023
Shares sold	83,244	22,496
Shares issued to holders in reinvestment of dividends	30,261	49,018
Shares redeemed	(188,637)	(412,620)
Net decrease in shares	(75,132)	(341,106)
Shares outstanding:
Beginning of year	1,100,165	1,441,271
End of year	1,025,033	1,100,165

Intrepid Capital Fund – Institutional Class

	Year Ended September 30,
	2024	2023
Shares sold	312,312	523,308
Shares issued to holders in reinvestment of dividends	96,383	122,735
Shares redeemed	(479,206)	(661,705)
Net decrease in shares	(70,511)	(15,662)
Shares outstanding:
Beginning of year	2,915,132	2,930,793
End of year	2,844,621	2,915,132

Intrepid Small Cap Fund – Investor Class

	Year Ended September 30,
	2024	2023
Shares sold	20,702	24,994
Shares issued to holders in reinvestment of dividends	13,887	—
Shares redeemed	(424,927)	(411,061)
Net decrease in shares	(390,337)	(386,067)
Shares outstanding:
Beginning of year	1,850,570	2,236,638
End of year	1,460,233	1,850,570

Intrepid Small Cap Fund – Institutional Class

	Year Ended September 30,
	2024	2023
Shares sold	23,572	30,832
Shares issued to holders in reinvestment of dividends	10,839	—
Shares redeemed	(400,899)	(446,797)
Net (decrease) in shares	(366,488)	(415,965)
Shares outstanding:
Beginning of year	1,276,119	1,692,084
End of year	909,630	1,276,119

26

Intrepid Funds
Notes to Financial Statements
September 30, 2024(Continued)
Intrepid Income Fund

	Year Ended September 30,
	2024	2023
Shares sold	51,203,233	18,525,581
Shares issued to holders in reinvestment of dividends	4,441,250	3,126,171
Shares redeemed	(13,586,797)	(11,757,727)
Net increase in shares	42,057,686	9,894,025
Shares outstanding:
Beginning of year	41,372,658	31,478,633
End of year	83,430,345	41,372,658

7. FEDERAL INCOME TAX INFORMATION
The tax components of distributions paid during the fiscal years ended September 30, 2024 and 2023 are as follows:

	September 30, 2024			September 30, 2023
	Ordinary Income	Return of Capital	Long-Term Capital Gains	Ordinary Income	Return of Capital	Long-Term Capital Gains
Intrepid Capital Fund	$1,541,594	$ —	$ —	$1,903,404	$ —	$ —
Intrepid Small Cap Fund	420,445	—	—	—	—	—
Intrepid Income Fund	43,350,920	—	—	29,246,444	—	—

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2024, the following table shows the reclassifications made:

	Undistributed Net Investment Income (Losses)	Accumulated Net Realized Gains (Losses)	Paid-in Capital
Intrepid Capital Fund	$(208)	$208	$ —
Intrepid Small Cap Fund	(282)	1,282	(1,000)
Intrepid Income Fund	(553,082)	553,082	—

These reclassifications primarily relate to adjustments with differing book and tax methods of accounting for the usage of investment losses and currency adjustments.
As of September 30, 2024, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Intrepid Capital Fund	Intrepid Small Cap Fund	Intrepid Income Fund
Cost of investments	$34,548,104	$32,004,734	$727,096,721
Unrealized appreciation	13,049,347	9,598,561	19,596,257
Unrealized depreciation	(903,144)	(2,444,612)	(6,111,044)
Net unrealized appreciation	12,146,203	7,153,949	13,485,213
Undistributed ordinary income	2,003	202,660	—
Undistributed long-term capital gain	—	—	—
Distributable income	2,003	202,660	—
Other accumulated loss	(20,358,043)	(104,625)	(24,923,800)
Total accumulated gain (loss)	$(8,209,837)	$7,251,984	$(11,438,587)

27

Intrepid Funds
Notes to Financial Statements
September 30, 2024(Continued)
The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.
At September 30, 2024, the Intrepid Capital Fund has short-term tax basis capital losses of $15,877,930 and long-term tax basis capital losses of $4,478,819 which may be carried forward to offset future capital gains. To the extent that the Intrepid Capital Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforwards. These losses do not expire.
At September 30, 2024, the Intrepid Small Cap Fund has short-term unlimited tax basis capital losses of $58,859, and short-term limited tax basis capital losses of $45,766 which may be carried forward to offset future capital gains. To the extent that the Intrepid Small Cap Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforwards. These losses do not expire.
During the 2024 fiscal year, Intrepid Small Cap Fund utilized $2,931,464 of short-term capital loss carryover.
At September 30, 2024, the Intrepid Income Fund had short-term tax basis capital losses of $10,858,701 and long-term tax basis capital losses of $13,900,014 which may be carried forward to offset future capital gains. To the extent that the Intrepid Income Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforwards. These losses do not expire.
During the 2024 fiscal year, Intrepid Income Fund utilized $2,009,617 of short-term capital loss carryover.
There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax returns for the fiscal year-end September 30, 2024, or for any other tax years which are open for exam. As of September 30, 2024, the Intrepid Capital Fund, the Intrepid Small Cap Fund and the Intrepid Income Fund’s open tax years include the tax years ended September 30, 2022 through 2024. The Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next year. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties, nor were any accrued as of September 30, 2024.
8. LINE OF CREDIT
The Intrepid Capital Management Funds Trust has a $50,000,000 uncommitted, senior secured 364-day umbrella line of credit, for temporary emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The average interest rate as of September 30, 2024 was 7.75%. During the period ended September 30, 2024, the Intrepid Capital Fund’s maximum borrowing was $87,000 and average borrowing was $980. The Intrepid Small Cap Fund’s maximum borrowing was $637,000 and average borrowing was $4,056, while the Intrepid Income Fund’s maximum borrowing was $1,880,000 and average borrowing was $27,080. There were no loans outstanding as of the year ended September 30, 2024.

28

Intrepid Funds
Report of Independent Registered Public Accounting Firm
To the shareholders and the Board of Trustees of Intrepid Capital Management Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the Intrepid Capital Management Funds Trust, comprising the Intrepid Capital Fund, Intrepid Small Cap Fund, and Intrepid Income Fund (the “Funds”), including the schedules of investments, as of September 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds constituting the Intrepid Capital Management Funds Trust as of September 30, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian, agent banks, brokers, and others; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Chicago, Illinois
November 22, 2024
We have served as the Fund’s auditor of one or more Intrepid Capital Management Funds Trust investment companies since 2004.

29

Intrepid Funds
OTHER INFORMATION
September 30, 2024 (Unaudited)
Disclosure Regarding Fund Trustees and Officers

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees(1)
Peter R. Osterman, Jr. c/o Intrepid Capital Management Funds Trust 1400 Marsh Landing Pkwy., Suite 106 Jacksonville Beach, FL 32250 Age: 75	Trustee	Indefinite Term; Since November 2004
Retired, former Senior Vice President and Chief Financial Officer, HosePower U.S.A. (an industrial tool distributor) (October 2010- March 2016), Chief Financial Officer, JAX Refrigeration, Inc. (a commercial refrigeration construction company) (April 2016- June 2017), Chief Financial Officer, Standard Precast, Inc. (an industrial concrete casting company) (June 2017- October 2017)
				Three	None
Ed Vandergriff, CPA c/o Intrepid Capital Management Funds Trust 1400 Marsh Landing Pkwy., Suite 106 Jacksonville Beach, FL 32250 Age: 74	Trustee	Indefinite Term; Since November 2004	President, Development Catalysts (a real estate finance and development company) (2000-present).	Three	None
John J. Broaddus c/o Intrepid Capital Management Funds Trust 1400 Marsh Landing Pkwy., Suite 106 Jacksonville Beach, FL 32250 Age: 74	Trustee	Indefinite Term; Since March 2020	Retired (March 2020 to present); President & CEO, Sunnyside Communities (a retirement community) (2008-2020).	Three	Trustee, Intrepid Capital Management Funds Trust (March 2019- October 2019) (5 portfolios)

30

Intrepid Funds
OTHER INFORMATION
September 30, 2024 (Unaudited)(Continued)

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Officer
Timothy A. Page c/o Intrepid Capital Management Funds Trust 1400 Marsh Landing Pkwy., Suite 106 Jacksonville Beach, FL 32250 Age: 41	Treasurer and Secretary	Indefinite Term; Since April 2023
Chief Financial Officer, Intrepid Capital Management, Inc. (April 2023-Present), Vice President & Controller, Genesis Health, (July 2022- March 2023), Vice President & Controller, RS&H, Inc. (December 2016-June 2022)
				N/A	N/A

(1)	“Independent” trustees are trustees who are not deemed to be “interested persons” (as defined in the 1940 Act) of the Trust.
The Statement of Additional information includes additional information about the Fund’s Trustees and is available free of charge upon request by calling the Fund toll free at 1.866.996.3863.
PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1.866.996.3863 and on the SEC’s website (http://www.sec.gov).
The Funds are required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30. Once filed, the information is available without charge, upon request, by calling 1.866.996.3863 and on the SEC’s website (http://www.sec.gov).
AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS SCHEDULES
The Funds are required to file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Once filed, the Funds’ Form N-PORT is available without charge, upon request on the SEC’s website (http://www.sec.gov) and is available by calling 1.866.996.3863.

31

Intrepid Funds
OTHER INFORMATION
September 30, 2024 (Unaudited)
Disclosure Regarding Advisors to the Board

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Portfolios in Fund Complex Overseen by Advisor to the Board	Other Directorships Held by Advisor to the Board
Disinterested Advisors to the Board(1)
John Louis Fouts c/o Intrepid Capital Management Funds Trust 1400 Marsh Landing Pkwy., Suite 106 Jacksonville Beach, FL 32250 Age: 57	Advisor to the Board	Indefinite Term; Since February 2024	Owner and Portfolio Manager, Fouts family Investments (a sole proprietorship) (January 2022 to Present); Partner, Water Street Capital (Private Investment Firm) (January 2002 to December 2021).	Three	Trustee, Georgia Tech (July 2022 to Present) Trustee, Harvard Business School Alumni Advisory Board (September 2018 to June 2023)
Robert Brian King c/o Intrepid Capital Management Funds Trust 1400 Marsh Landing Pkwy., Suite 106 Jacksonville Beach, FL 32250 Age: 62	Advisor to the Board	Indefinite Term; Since February 2024	CPG Partner, Valor Equity Partners (Private Investment Firm) (June 2021 to Present); CEO, RBK Advisory Services (Business Advisory Services) (June 2018 to Present).	Three
Trustee, Boys & Girls Club of Northeast Florida (August 2018 to Present); Trustee, 88 Acres; (June 2018 to Present); Trustee, Good Karma Foods (October 2020 to Present); Trustee, Shameless Pets; (August 2021 to Present); Trustee, Episcopal School of Jacksonville (May 2016 to May 2023)

(1)
From time to time, the Board of Trustees may appoint advisors to the Board of Trustees (“Advisors”) withthe intention of having qualified individuals serve in an advisory capacity to garner experience in themutual fund and asset management industry and be considered as potential Trustees in the future. TheBoard of Trustees has determined that Messrs. Fouts and King are not interested persons, as defined inthe Investment Company Act of 1940.

32

INTREPID FUNDS
OTHER INFORMATION
Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
September 30, 2024 (Unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.

33

INTREPID FUNDS
OTHER INFORMATION
Item 9 – Proxy Disclosures for Open-End Management Investment Companies
September 30, 2024 (Unaudited)
There were no matters submitted to a vote of shareholders during the period covered by this report.

34

INTREPID FUNDS
OTHER INFORMATION
Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
September 30, 2024 (Unaudited)
Included under Item 7a in the Notes to Financial Statements.

35

INTREPID FUNDS
OTHER INFORMATION
Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
September 30, 2024 (Unaudited)
Not Applicable for the period covered by this report.

36

Board of Trustees
Edward Vandergriff
Mark Travis
Peter Osterman, Jr.
John J. Broaddus
Investment Adviser
Intrepid Capital Management, Inc.
1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, FL 32250
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
Legal Counsel
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, WI 53202
Custodian
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212
Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202
Administrator, Transfer Agent
and Dividend Disbursing Agent
U.S. Bancorp Fund Services, LLC,
doing business as U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
Shareholder/Investor Information
1.866.996.3863
www.intrepidcapitalfunds.com

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)	The Registrant’s disclosure controls and procedures are designed to ensure that information required to be disclosed in the reports that the Registrant files or submits under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and

Exchange Commission. Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant’s management (“Management”), including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. Management, including the principal executive officer and principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

In accordance with Rule 30a-3 under the 1940 Act, prior to the filing date of this report on Form N-CSR, Management, with the participation of the principal executive officer and principal financial officer, evaluated the effectiveness of the disclosure controls and procedures of the Registrant. Management, the Registrant’s investment adviser and the Registrant’s auditors determined the Registrant’s control designed to only allow authorized wires from being transmitted did not operate effectively and constituted a material weakness in internal controls over financial reporting. Management has remediated the material weakness identified above, and has ensured that personnel are properly trained as it relates to the proper operation of the control. Further, management has monitored the control that failed and notes that the control has operated effectively since the incident that led to the material weakness. The material weakness did not result in any material misstatements of the Fund’s annual financial statement for the period ended September 30, 2024.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable

(b)	Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Incorporated by reference to the Registrant’s Form N-CSR filed December 5, 2008.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(c)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Intrepid Capital Management Funds Trust

By (Signature and Title)*	/s/ Mark F. Travis
Mark F. Travis, President

Date	November 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark F. Travis
Mark F. Travis, President

Date	November 26, 2024

By (Signature and Title)*	/s/ Timothy A. Page
Timothy A. Page, Treasurer

Date	November 26, 2024

* Print the name and title of each signing officer under his or her signature.